Expense Example - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084